OTHER CURRENT ASSETS AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT ASSETS AND ACCRUED LIABILITIES [Abstract]
OTHER CURRENT ASSETS AND ACCRUED LIABILITIES
10.	OTHER CURRENT ASSETS AND ACCRUED LIABILITIES

Other Current Assets
All figures in USD '000	2015	2014
Deferred Financing Costs	359	153
Firm Commitment	3,077	-
Other Current Assets	636	1,504
Total as of December 31,	4,072	1,657

Accrued Liabilities
All figures in USD '000	2015	2014
Accrued Interest	279	58
Accrued Costs	610	366
Deferred Revenues	1,310	-
Forward Contracts	3,087	-
Total as of December 31,	5,286	424